Prepayments and Other Assets (Details) - Schedule of prepayments and other assets - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Prepayments and other current assets
Receivables from third-party payment channels	[1]	¥ 11,589	¥ 17,983
Cash advanced to employees		1,495	517
Prepaid advertising and marketing fees		5,164	1,056
Prepaid rental and property management fees		4,663	3,109
Prepayment for purchase of office supplies		534	534
Books and other related educational materials	[2]	8,038	9,254
Prepayment for acquisition of subsidiaries		1,148	3,085
Prepaid taxes		6,142	4,837
Others		10,547	10,283
Total		49,320	50,658
Long-term prepayments and other non-current assets
Prepayment for leasehold improvement		120	50
Long-term rental deposits		36,172	40,704
Total		¥ 36,292	¥ 40,754

[1]	The balances represent the course fees for the courses due from third-party payment channels that are mainly due to timing differences between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.
[2]	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.